UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-02333

New Perspective Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Brian C. Janssen

New Perspective Fund

6455 Irvine Center Drive

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

New Perspective Fund® Semi-annual report for the six months ended March 31, 2022

Tap into the
growth potential of
global equities

New Perspective Fund seeks to provide you with long-term growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 and Class A shares at net asset value. If a sales charge (maximum 5.75% for Class A shares) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended March 31, 2022 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	3.86%	15.52%	13.01%
Class A shares (Reflecting 5.75% maximum sales charge)	–2.29	13.93	12.11

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.52% for Class F-2 shares and 0.72% for Class A shares as of the prospectus dated December 1, 2021.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Small-company stocks entail additional risks, and they can fluctuate in price more than larger company stocks.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for New Perspective Fund for the periods ended March 31, 2022, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/ANWFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance
2	Investment portfolio
9	Financial statements
13	Notes to financial statements
23	Financial highlights

Results at a glance

(for periods ended March 31, 2022, with all distributions reinvested)

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

New Perspective Fund (Class F-2 shares)[2]	–3.96%	3.86%	15.52%	13.01%	12.69%
New Perspective Fund (Class A shares)	–4.05	3.67	15.28	12.77	12.46
MSCI All Country World Index (ACWI)[3]	0.96	7.28	11.64	10.00	8.90	[4]

[1]	Lifetime returns are as of March 13, 1973, the inception date of Class A shares.
[2]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	MSCI All Country World Index (ACWI) is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Source: MSCI.
[4]	From March 13, 1973, through December 31, 1987, the MSCI World Index was used because the MSCI ACWI did not exist. MSCI World Index results reflect dividends net of withholding taxes, and MSCI ACWI results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter.

New Perspective Fund	1

Investment portfolio March 31, 2022	unaudited

Sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	56.72%
Eurozone*	13.05
United Kingdom	3.72
Japan	3.02
Taiwan	3.00
Switzerland	2.26
Canada	2.21
Denmark	2.07
Hong Kong	1.58
Other countries	7.77
Short-term securities & other assets less liabilities	4.60

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, France, Germany, Ireland, Italy, the Netherlands and Spain.

Common stocks 95.34%	Shares	Value (000)
Information technology 21.87%
Microsoft Corp.	17,615,638	$5,431,077
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	183,803,941	3,800,042
ASML Holding NV1	2,772,864	1,849,499
ASML Holding NV (New York registered) (ADR)	1,328,041	887,038
Broadcom, Inc.	2,539,168	1,598,863
Samsung Electronics Co., Ltd.[1]	15,707,286	897,320
Adobe, Inc.[2]	1,929,462	879,102
STMicroelectronics NV1	16,440,517	714,196
Applied Materials, Inc.	5,131,108	676,280
GoDaddy, Inc., Class A2	7,951,327	665,526
PayPal Holdings, Inc.[2]	5,468,249	632,403
Mastercard, Inc., Class A	1,694,083	605,431
TE Connectivity, Ltd.	4,329,977	567,140
Apple, Inc.	3,123,479	545,391
Keyence Corp.[1]	1,073,740	499,212
Motorola Solutions, Inc.	1,981,925	480,022
ServiceNow, Inc.[2]	843,039	469,480
SAP SE1	4,182,282	466,673
Trimble, Inc.[2]	6,225,617	449,116
Shopify, Inc., Class A, subordinate voting shares[2]	611,320	413,228
ON Semiconductor Corp.[2]	6,536,542	409,253
Wolfspeed, Inc.[2]	3,478,971	396,116
NVIDIA Corp.	1,392,702	380,013
Sinch AB1,2,3,4	54,784,197	370,949
Visa, Inc., Class A	1,649,453	365,799
Edenred SA1	6,924,242	342,304
HubSpot, Inc.[2,4]	709,640	337,036
Zendesk, Inc.[2]	2,465,527	296,578
Amadeus IT Group SA, Class A, non-registered shares[1,2]	4,459,190	290,454
Block, Inc., Class A2	1,835,066	248,835
Block, Inc., Class A (CDI)[1,2]	215,029	28,365
Micron Technology, Inc.	3,156,104	245,829
Fidelity National Information Services, Inc.	2,417,807	242,796
Adyen NV1,2	105,464	208,352
Tokyo Electron, Ltd.[1]	384,253	197,304
FleetCor Technologies, Inc.[2]	787,848	196,221
Hexagon AB, Class B1	13,621,247	191,102
Infosys, Ltd. (ADR)	7,624,106	189,764
MediaTek, Inc.[1]	5,550,000	173,043
Nice, Ltd. (ADR)[2,4]	773,062	169,301
Smartsheet, Inc., Class A2	2,860,254	156,685
AVEVA Group PLC[1]	4,590,590	146,563
Halma PLC[1]	4,266,816	139,276
Dassault Systemes SE1	2,532,337	124,781

2	New Perspective Fund

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Cloudflare, Inc., Class A2	988,311	$118,301
Alteryx, Inc., Class A2	1,494,258	106,884
Worldline SA, non-registered shares[1,2]	2,158,142	93,562
Nexi SpA[1,2]	6,877,469	79,442
Concentrix Corp.	447,995	74,618
Workday, Inc., Class A2	293,663	70,321
Lightspeed Commerce, Inc., subordinate voting shares (CAD denominated)[2]	1,833,484	55,922
		28,972,808

Consumer discretionary 19.64%
Tesla, Inc.[2]	10,402,836	11,210,096
Amazon.com, Inc.[2]	849,438	2,769,125
LVMH Moët Hennessy-Louis Vuitton SE1	1,740,993	1,239,708
NIKE, Inc., Class B	7,131,103	959,561
Home Depot, Inc.	2,703,983	809,383
Hermès International[1,4]	566,965	804,173
Booking Holdings, Inc.[2]	335,276	787,379
Prosus NV, Class N1	13,218,240	699,739
Kering SA1	980,158	619,164
Royal Caribbean Cruises, Ltd.[2]	7,359,450	616,575
Hilton Worldwide Holdings, Inc.[2]	3,240,082	491,650
EssilorLuxottica[1]	2,472,010	451,253
lululemon athletica, inc.[2]	905,554	330,736
General Motors Company[2]	7,385,842	323,057
MercadoLibre, Inc.[2]	260,712	310,112
YUM! Brands, Inc.	2,490,423	295,190
Restaurant Brands International, Inc.	4,339,507	253,384
Hilton Grand Vacations, Inc.[2]	4,789,787	249,117
Renault SA1,2	8,415,358	219,974
Stellantis NV1	13,008,361	210,507
Etsy, Inc.[2]	1,685,057	209,419
Cie. Financière Richemont SA, Class A1	1,623,843	205,982
Industria de Diseño Textil, SA1	8,947,778	194,693
Evolution AB1	1,859,228	189,743
Galaxy Entertainment Group, Ltd.[1]	31,098,000	184,824
Flutter Entertainment PLC[1,2]	1,460,849	167,568
Mercedes-Benz Group AG1,2	2,148,779	150,923
Entain PLC[1,2]	6,061,561	130,011
Suzuki Motor Corp.[1]	3,587,525	122,974
Trip.com Group, Ltd. (ADR)[2]	5,141,678	118,876
adidas AG1	499,997	116,758
Wayfair, Inc., Class A2,4	888,480	98,426
Nitori Holdings Co., Ltd.[1]	755,100	94,827
Domino’s Pizza, Inc.	198,720	80,881
Airbnb, Inc., Class A2	410,871	70,571
Melco Resorts & Entertainment, Ltd. (ADR)[2]	8,375,839	63,991
McDonald’s Corp.	215,000	53,165
Wynn Macau, Ltd.[1,2]	66,132,800	47,968
Valeo SA, non-registered shares[1]	2,093,229	38,459
Farfetch, Ltd., Class A2	1,561,998	23,617
Naspers, Ltd., Class N1	146,327	16,566
		26,030,125

Health care 12.19%
AstraZeneca PLC[1]	10,956,064	1,452,897
Intuitive Surgical, Inc.[2]	4,358,471	1,314,864
Thermo Fisher Scientific, Inc.	2,012,802	1,188,861
Zoetis, Inc., Class A	5,122,384	966,030
Novo Nordisk A/S, Class B1	8,450,505	935,865
Regeneron Pharmaceuticals, Inc.[2]	1,299,816	907,817
Vertex Pharmaceuticals, Inc.[2]	2,942,430	767,886
Pfizer, Inc.	13,173,784	682,007
Danaher Corp.	2,279,419	668,622
Eli Lilly and Company	2,322,518	665,099
Edwards Lifesciences Corp.[2]	4,857,131	571,781
Seagen, Inc.[2]	3,770,131	543,087
Insulet Corp.[2]	2,024,736	539,369
IDEXX Laboratories, Inc.[2]	871,001	476,490

New Perspective Fund	3

Common stocks (continued)	Shares	Value (000)
Health care (continued)
BeiGene, Ltd. (ADR)[2]	2,281,191	$430,233
Abbott Laboratories	3,597,081	425,750
NovoCure, Ltd.[2]	4,108,551	340,393
Catalent, Inc.[2]	2,285,233	253,432
Mettler-Toledo International, Inc.[2]	184,232	252,986
Sanofi[1]	2,427,203	247,537
Grifols, SA, Class B (ADR)	11,441,511	133,637
Grifols, SA, Class A, non-registered shares[1]	5,540,866	100,231
Lonza Group AG1	266,831	193,315
Bristol-Myers Squibb Company	2,549,306	186,176
Siemens Healthineers AG1	2,761,851	171,259
Alnylam Pharmaceuticals, Inc.[2]	1,024,344	167,265
Tandem Diabetes Care, Inc.[2]	1,255,409	145,992
Bayer AG1	1,941,105	132,805
CRISPR Therapeutics AG2,4	1,931,055	121,212
Amplifon SpA[1]	2,652,315	118,431
M3, Inc.[1]	3,172,700	114,825
Olympus Corp.[1]	5,380,800	102,227
Novartis AG1	1,162,142	101,922
DexCom, Inc.[2]	198,558	101,582
Ultragenyx Pharmaceutical, Inc.[2]	1,306,655	94,889
Incyte Corp.[2]	1,164,860	92,513
Carl Zeiss Meditec AG, non-registered shares[1]	564,965	91,608
WuXi Biologics (Cayman), Inc.[1,2]	10,689,000	86,712
Genmab A/S1,2	190,782	69,113
Vir Biotechnology, Inc.[2]	2,191,880	56,375
Straumann Holding AG1	28,483	45,577
Shionogi & Co., Ltd.[1,4]	701,600	43,088
Merck KGaA[1]	153,118	32,067
BioNTech SE (ADR)[2]	57,087	9,737
Viatris, Inc.	675,058	7,345
		16,150,909

Financials 9.94%
AIA Group, Ltd.[1]	129,761,283	1,358,527
JPMorgan Chase & Co.	9,355,379	1,275,325
CME Group, Inc., Class A	4,231,407	1,006,483
Chubb, Ltd.	3,985,779	852,558
London Stock Exchange Group PLC[1]	7,028,037	734,259
BlackRock, Inc.	837,926	640,318
DBS Group Holdings, Ltd.[1]	22,411,400	589,203
Aon PLC, Class A	1,738,741	566,186
DNB Bank ASA[1]	24,972,215	565,381
Moody’s Corp.	1,609,593	543,093
Bank of America Corp.	12,801,592	527,682
Brookfield Asset Management, Inc., Class A	9,299,664	526,082
SVB Financial Group[2]	803,973	449,783
ICICI Bank, Ltd.[1]	22,240,773	213,182
ICICI Bank, Ltd. (ADR)	10,706,870	202,788
Arch Capital Group, Ltd.[2]	6,563,334	317,797
S&P Global, Inc.	756,493	310,298
AXA SA1	7,981,157	233,081
Hong Kong Exchanges and Clearing, Ltd.[1]	4,733,664	223,083
Société Générale[1]	7,163,900	191,647
Macquarie Group, Ltd.[1]	1,213,140	182,491
Hiscox, Ltd.[1]	13,895,620	179,145
Zurich Insurance Group AG1	345,710	170,445
Blackstone, Inc., nonvoting shares	1,273,609	161,672
UniCredit SpA[1]	14,129,616	152,557
Tradeweb Markets, Inc., Class A	1,694,059	148,857
Prudential PLC[1]	8,724,255	128,873
TMX Group, Ltd.	1,202,062	123,634
Citigroup, Inc.	1,962,176	104,780
Morgan Stanley	1,026,406	89,708
Aviva PLC[1]	13,535,742	79,900
UBS Group AG1	4,011,110	78,365
Goldman Sachs Group, Inc.	211,929	69,958
EQT AB1	1,717,629	67,263

4	New Perspective Fund

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Skandinaviska Enskilda Banken AB, Class A1	4,418,896	$47,848
Everest Re Group, Ltd.	130,620	39,366
Intercontinental Exchange, Inc.	168,588	22,274
		13,173,892

Industrials 8.90%
Carrier Global Corp.	24,525,509	1,124,985
DSV A/S1	4,376,164	836,796
Airbus SE, non-registered shares[1,2]	6,821,026	824,482
Caterpillar, Inc.	3,503,522	780,655
Safran SA1	4,824,720	567,050
Schneider Electric SE1,2	2,815,279	470,029
Daikin Industries, Ltd.[1]	2,541,000	462,652
Copart, Inc.[2]	3,337,486	418,754
Canadian Pacific Railway, Ltd.	4,961,480	409,521
Equifax, Inc.	1,603,743	380,247
ASSA ABLOY AB, Class B1	12,364,862	333,400
ABB, Ltd.[1]	10,214,239	330,467
Mitsui & Co., Ltd.[1,4]	12,092,000	329,383
Ryanair Holdings PLC (ADR)[2]	3,473,924	302,648
AB Volvo, Class B1	15,047,929	280,667
Spirax-Sarco Engineering PLC[1]	1,675,736	274,607
SMC Corp.[1]	480,800	268,533
BAE Systems PLC[1]	28,129,805	265,165
Nidec Corp.[1]	3,262,972	258,511
Uber Technologies, Inc.[2]	6,943,960	247,761
Komatsu, Ltd.[1]	9,610,800	230,618
TransDigm Group, Inc.[2]	347,927	226,688
Aalberts NV, non-registered shares[1]	4,104,883	212,154
Honeywell International, Inc.	1,054,339	205,153
Delta Air Lines, Inc.[2]	5,149,420	203,763
Chart Industries, Inc.[2]	1,142,509	196,249
Rockwell Automation	594,159	166,382
RELX PLC[1]	5,159,609	160,712
Regal Rexnord Corp.	944,416	140,510
Techtronic Industries Co., Ltd.[1]	7,607,516	122,555
Epiroc AB, Class A1	2,954,657	63,226
Epiroc AB, Class B1	3,189,165	57,406
Experian PLC[1]	3,075,420	118,604
Boeing Company[2]	601,236	115,137
ITT, Inc.	919,567	69,161
Axon Enterprise, Inc.[2]	438,364	60,376
General Electric Co.	510,016	46,666
Hitachi, Ltd.[1]	923,300	46,265
L3Harris Technologies, Inc.	159,405	39,607
Recruit Holdings Co., Ltd.[1]	857,783	37,551
Northrop Grumman Corp.	83,641	37,406
IDEX Corp.	166,779	31,977
Grab Holdings, Ltd., Class A2	8,001,361	28,005
NIBE Industrier AB, Class B1	729,233	8,037
		11,790,521

Communication services 7.62%
Alphabet, Inc., Class C2	700,853	1,957,476
Alphabet, Inc., Class A2	692,183	1,925,203
Meta Platforms, Inc., Class A2	12,753,539	2,835,877
Netflix, Inc.[2]	2,789,768	1,045,019
Sea, Ltd., Class A (ADR)[2]	3,660,791	438,526
Cellnex Telecom, SA, non-registered shares[1]	8,885,439	425,897
América Móvil, SAB de CV, Series L (ADR)	19,406,900	410,456
MTN Group, Ltd.[1,4]	25,771,201	333,926
Endeavor Group Holdings, Inc., Class A2	6,129,264	180,936
Activision Blizzard, Inc.	2,223,889	178,156
Electronic Arts, Inc.	1,096,035	138,659
Adevinta ASA[1,2]	11,144,208	101,538

New Perspective Fund	5

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Z Holdings Corp.[1]	17,787,400	$77,231
Pinterest, Inc., Class A2	1,014,452	24,966
Snap, Inc., Class A, nonvoting shares[2]	640,991	23,069
		10,096,935

Materials 6.01%
Vale SA, ordinary nominative shares (ADR)	59,428,392	1,187,974
Vale SA, ordinary nominative shares	23,145,036	464,743
Koninklijke DSM NV1	4,572,811	817,250
Sherwin-Williams Company	3,183,180	794,585
Shin-Etsu Chemical Co., Ltd.[1]	4,861,600	740,836
Linde PLC	2,084,969	666,002
Sika AG1	1,700,767	560,329
First Quantum Minerals, Ltd.	12,401,601	429,341
Barrick Gold Corp.	16,390,758	402,065
Gerdau SA (ADR)	55,583,632	357,403
Asahi Kasei Corp.[1,4]	32,056,473	277,490
International Flavors & Fragrances, Inc.	2,028,354	266,384
LANXESS AG1,3	4,720,227	208,751
Air Liquide SA, non-registered shares[1]	1,119,906	195,915
Nutrien, Ltd. (CAD denominated)[4]	1,143,881	118,236
Mosaic Co.[2]	1,725,207	114,726
Grupo México, SAB de CV, Series B	18,140,000	108,530
Sociedad Química y Minera de Chile SA, Class B (ADR)[2]	1,086,454	93,000
Ball Corp.	996,281	89,665
Air Products and Chemicals, Inc.	100,040	25,001
Anglo American PLC[1]	309,843	15,981
Glencore PLC[1,2]	2,381,012	15,474
Impala Platinum Holdings, Ltd.[1]	834,485	12,840
		7,962,521

Consumer staples 5.18%
Nestlé SA1	10,016,643	1,300,369
Costco Wholesale Corp.	1,713,771	986,875
Bunge, Ltd.	5,062,632	560,990
Carlsberg A/S, Class B1,4	4,012,860	489,948
Philip Morris International, Inc.	4,672,012	438,889
Mondelez International, Inc.	6,478,910	406,746
Pernod Ricard SA1	1,660,393	364,161
L’Oréal SA, bonus shares[1]	686,197	274,661
L’Oréal SA, non-registered shares[1]	157,637	63,097
British American Tobacco PLC[1]	7,489,873	313,274
Anheuser-Busch InBev SA/NV1	4,822,320	289,240
Walgreens Boots Alliance, Inc.	5,991,389	268,234
Reckitt Benckiser Group PLC[1]	2,922,574	223,393
Constellation Brands, Inc., Class A	685,441	157,871
Monster Beverage Corp.[2]	1,756,444	140,340
General Mills, Inc.	1,605,215	108,705
KOSÉ Corp.[1]	903,800	94,527
Archer Daniels Midland Company	924,218	83,420
Danone SA1	1,487,171	81,925
Unilever PLC (EUR denominated)[1]	941,333	42,609
Unilever PLC (GBP denominated)[1]	828,176	37,491
Coca-Cola HBC AG (CDI)[1]	3,835,931	79,995
Associated British Foods PLC[1]	2,378,375	51,652
Ocado Group PLC[1,2]	670,571	10,250
		6,868,662

Energy 2.15%
Reliance Industries, Ltd.[1]	27,116,480	938,558
ConocoPhillips	3,424,867	342,487
BP PLC[1]	61,773,039	301,887
Schlumberger, Ltd.	7,116,087	293,965
EOG Resources, Inc.	1,783,879	212,692
TC Energy Corp. (CAD denominated)[4]	3,509,161	197,921
Baker Hughes Co., Class A	5,128,877	186,742
TotalEnergies SE1	2,627,335	133,308
Aker BP ASA[1,2,4]	3,226,225	120,213

6	New Perspective Fund

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Equinor ASA[1,2]	3,198,500	$120,018
Gazprom PJSC (ADR)[1,5]	42,438,325	—	[6]
LUKOIL Oil Co. PJSC (ADR)[1,5]	580,410	—	[6]
Rosneft Oil Company PJSC (GDR)[1,5]	40,028,340	—	[6]
		2,847,791

Utilities 1.25%
AES Corp.	17,870,348	459,804
Ørsted AS1,2	3,311,436	416,982
Sempra Energy	2,067,626	347,609
Enel SpA[1]	39,797,212	265,768
Engie SA1	12,485,839	163,669
		1,653,832

Real estate 0.59%
Equinix, Inc. REIT	433,396	321,415
Goodman Logistics (HK), Ltd. REIT[1]	16,546,608	281,040
ESR Cayman, Ltd.[1,2]	29,144,400	90,226
American Tower Corp. REIT	343,548	86,306
		778,987

Total common stocks (cost: $66,930,017,000)		126,326,983

Preferred securities 0.06%
Health care 0.04%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	3,813,436	45,176

Information technology 0.02%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	596,200	30,838

Total preferred securities (cost: $73,097,000)		76,014

Rights & warrants 0.00%
Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 2023[2]	4,265,381	3,369

Total rights & warrants (cost: $0)		3,369

Short-term securities 5.19%
Money market investments 4.87%
Capital Group Central Cash Fund 0.32%[3,7]	64,548,786	6,454,879

Money market investments purchased with collateral from securities on loan 0.32%
Capital Group Central Cash Fund 0.32%[3,7,8]	1,174,024	117,402
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.25%[7,8]	93,174,762	93,175
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.25%[7,8]	74,000,000	74,000
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.23%[7,8]	67,800,000	67,800
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.23%[7,8]	28,700,000	28,700

New Perspective Fund	7

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25%[7,8]	24,600,000	$24,600
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.19%[7,8]	14,300,000	14,300
Fidelity Investments Money Market Government Portfolio, Class I 0.12%[7,8]	6,100,000	6,100
		426,077

Total short-term securities (cost: $6,880,733,000)		6,880,956
Total investment securities 100.59% (cost: $73,883,847,000)		133,287,322
Other assets less liabilities (0.59)%		(784,536)

Net assets 100.00%		$132,502,786

Investments in affiliates3

	Value of affiliates at 10/1/2021 (000)	Additions (000)		Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 3/31/2022 (000)	Dividend income (000)
Common stocks 0.44%
Information technology 0.28%
Sinch AB1,2,4	$634,485	$239,101		$1,598	$(125)	$(500,914)	$370,949	$—
Materials 0.16%
LANXESS AG1	254,188	60,659		846	(205)	(105,045)	208,751	—
Total common stocks							579,700
Short-term securities 4.96%
Money market investments 4.87%
Capital Group Central Cash Fund 0.32%[7]	5,313,747	6,143,983		5,002,463	205	(593)	6,454,879	3,153
Money market investments purchased with collateral from securities on loan 0.09%
Capital Group Central Cash Fund 0.32%[7,8]	29,828	87,574	[9]				117,402	—	[10]
Total short-term securities							6,572,281
Total 5.40%					$(125)	$(606,552)	$7,151,981	$3,153

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $42,719,585,000, which represented 32.24% of the net assets of the fund. This amount includes $42,444,924,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	All or a portion of this security was on loan. The total value of all such securities was $709,026,000, which represented .54% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[5]	Value determined using significant unobservable inputs.
[6]	Amount less than one thousand.
[7]	Rate represents the seven-day yield at 3/31/2022.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Represents net activity. Refer to Note 5 for more information on securities lending.
[10]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

GDR = Global Depositary Receipts

See notes to financial statements.

8	New Perspective Fund

Financial statements

Statement of assets and liabilities at March 31, 2022	unaudited (dollars in thousands)

Assets:
Investment securities, at value (includes $709,026 of investment securities on loan):
Unaffiliated issuers (cost: $66,186,635)	$126,135,341
Affiliated issuers (cost: $7,697,212)	7,151,981	$133,287,322
Cash		584
Cash denominated in currencies other than U.S. dollars (cost: $7,026)		7,016
Receivables for:
Sales of investments	127,383
Sales of fund’s shares	109,732
Dividends and interest	161,104
Securities lending income	9
Other	453	398,681
		133,693,603
Liabilities:
Collateral for securities on loan		426,077
Payables for:
Purchases of investments	426,172
Repurchases of fund’s shares	145,772
Investment advisory services	39,665
Services provided by related parties	22,136
Trustees’ deferred compensation	6,915
U.S. and non-U.S. taxes	121,935
Other	2,145	764,740
Net assets at March 31, 2022		$132,502,786

Net assets consist of:
Capital paid in on shares of beneficial interest		$68,341,007
Total distributable earnings		64,161,779
Net assets at March 31, 2022		$132,502,786

See notes to financial statements.

New Perspective Fund	9

Financial statements (continued)

Statement of assets and liabilities at March 31, 2022 (continued)	unaudited

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,223,007 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$60,515,311	1,012,817		$59.75
Class C	1,475,836	26,276		56.17
Class T	16	—	*	59.72
Class F-1	1,714,063	28,900		59.31
Class F-2	18,165,555	305,178		59.52
Class F-3	10,968,058	183,425		59.80
Class 529-A	3,216,018	54,638		58.86
Class 529-C	102,847	1,837		55.99
Class 529-E	100,620	1,733		58.08
Class 529-T	21	—	*	59.70
Class 529-F-1	12	—	*	58.61
Class 529-F-2	262,464	4,397		59.70
Class 529-F-3	13	—	*	59.63
Class R-1	66,088	1,188		55.62
Class R-2	590,821	10,510		56.21
Class R-2E	72,219	1,240		58.26
Class R-3	1,599,710	27,589		57.98
Class R-4	2,303,592	39,222		58.73
Class R-5E	300,634	5,077		59.22
Class R-5	1,907,452	31,937		59.73
Class R-6	29,141,436	487,043		59.83

*	Amount less than one thousand.

See notes to financial statements.

10	New Perspective Fund

Financial statements (continued)

Statement of operations for the six months ended March 31, 2022	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $30,276; also includes $3,153 from affiliates)	$677,585
Securities lending income (net of fees)	3,184
Interest	14	$680,783
Fees and expenses*:
Investment advisory services	256,422
Distribution services	105,610
Transfer agent services	35,320
Administrative services	21,059
529 plan services	1,109
Reports to shareholders	1,236
Registration statement and prospectus	1,204
Trustees’ compensation	(426)
Auditing and legal	56
Custodian	4,040
Other	173
Total fees and expenses before waiver	425,803
Less waiver of fees and expenses:
Investment advisory services waiver	23
Total fees and expenses after waiver		425,780
Net investment income		255,003

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $5,159):
Unaffiliated issuers	4,640,438
Affiliated issuers	(125)
In-kind redemptions	241,273
Currency transactions	(2,784)	4,878,802
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $63,084):
Unaffiliated issuers	(10,049,333)
Affiliated issuers	(606,552)
Currency translations	1,278	(10,654,607)
Net realized gain and unrealized depreciation		(5,775,805)
Net decrease in net assets resulting from operations		$(5,520,802)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

New Perspective Fund	11

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended March 31, 2022*	Year ended September 30, 2021
Operations:
Net investment income	$255,003	$814,190
Net realized gain	4,878,802	11,574,877
Net unrealized (depreciation) appreciation	(10,654,607)	20,213,639
Net (decrease) increase in net assets resulting from operations	(5,520,802)	32,602,706

Distributions paid to shareholders	(9,964,562)	(5,300,914)

Net capital share transactions	7,020,651	2,082,922

Total (decrease) increase in net assets	(8,464,713)	29,384,714

Net assets:
Beginning of period	140,967,499	111,582,785
End of period	$132,502,786	$140,967,499

*	Unaudited.

See notes to financial statements.

12	New Perspective Fund

Notes to financial statements	unaudited

1. Organization

New Perspective Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

New Perspective Fund	13

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains/losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange

14	New Perspective Fund

Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2022 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$18,360,369	$10,612,439	$—		$28,972,808
Consumer discretionary	20,124,311	5,905,814	—		26,030,125
Health care	12,111,430	4,039,479	—		16,150,909
Financials	7,978,642	5,195,250	—		13,173,892
Industrials	5,231,651	6,558,870	—		11,790,521
Communication services	9,158,343	938,592	—		10,096,935
Materials	5,117,655	2,844,866	—		7,962,521
Consumer staples	3,152,070	3,716,592	—		6,868,662
Energy	1,233,807	1,613,984	—	*	2,847,791
Utilities	807,413	846,419	—		1,653,832
Real estate	407,721	371,266	—		778,987
Preferred securities	—	76,014	—		76,014
Rights & warrants	3,369	—	—		3,369
Short-term securities	6,880,956	—	—		6,880,956
Total	$90,567,737	$42,719,585	$—	*	$133,287,322

*	Amount less than one thousand.

New Perspective Fund	15

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

16	New Perspective Fund

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of March 31, 2022, the total value of securities on loan was $709,026,000, and the total value of collateral received was $747,160,000. Collateral received includes cash of $426,077,000 and U.S. government securities of $321,083,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Collateral — The fund receives highly liquid assets, such as cash or U.S. government securities, as collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event the borrower cannot meet its contractual obligation. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2021, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$587,237
Undistributed long-term capital gains	9,084,325

New Perspective Fund	17

As of March 31, 2022, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$62,793,862
Gross unrealized depreciation on investments	(3,553,497)
Net unrealized appreciation on investments	59,240,365
Cost of investments	74,046,957

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended March 31, 2022				Year ended September 30, 2021
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class A	$212,417		$4,260,431	$4,472,848	$72,537		$2,283,311		$2,355,848
Class C	—		113,317	113,317	—		64,882		64,882
Class T	—	*	1	1	—	*	1		1
Class F-1	4,611		123,163	127,774	1,528		81,396		82,924
Class F-2	104,361		1,280,310	1,384,671	51,643		643,271		694,914
Class F-3	72,932		753,086	826,018	35,746		357,168		392,914
Class 529-A	10,151		227,774	237,925	3,187		122,632		125,819
Class 529-C	—		8,087	8,087	—		5,292		5,292
Class 529-E	61		7,447	7,508	—		4,188		4,188
Class 529-T	—	*	1	1	—	*	1		1
Class 529-F-1	—	*	1	1	—	*	—	*	—	*
Class 529-F-2†	1,401		17,623	19,024	620		8,374		8,994
Class 529-F-3†	—	*	1	1	—	*	1		1
Class R-1	—		5,258	5,258	—		3,173		3,173
Class R-2	—		45,072	45,072	—		26,217		26,217
Class R-2E	—		5,132	5,132	—		3,155		3,155
Class R-3	—		118,688	118,688	—		71,423		71,423
Class R-4	7,215		167,504	174,719	2,663		97,168		99,831
Class R-5E	1,755		23,331	25,086	872		11,398		12,270
Class R-5	12,060		135,522	147,582	6,943		76,886		83,829
Class R-6	197,997		2,047,852	2,245,849	115,755		1,149,483		1,265,238
Total	$624,961		$9,339,601	$9,964,562	$291,494		$5,009,420		$5,300,914

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.350% on such assets in excess of $115 billion. On December 9, 2021, the fund’s board of trustees approved an amended investment advisory and service agreement effective February 1, 2022, decreasing the annual rate to 0.348% on daily net assets in excess of $144 billion. CRMC waived investment advisory services fees of $23,000 in advance of the amended investment advisory agreement. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $256,422,000 were reduced to $256,399,000, both of which were equivalent to an annualized rate of 0.365% of average daily net assets.

18	New Perspective Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of March 31, 2022, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

Prior to January 1, 2022, the quarterly fees were based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2022, the quarterly fees were amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended March 31, 2022, the 529 plan services fees were $1,109,000, which were equivalent to 0.057% of the average daily net assets of each 529 share class.

New Perspective Fund	19

For the six months ended March 31, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$80,215	$17,777		$9,626		Not applicable
Class C	8,040	443		241		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	2,293	1,092		275		Not applicable
Class F-2	Not applicable	10,131		2,879		Not applicable
Class F-3	Not applicable	69		1,714		Not applicable
Class 529-A	3,809	877		509		$969
Class 529-C	572	30		17		33
Class 529-E	270	14		16		31
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	60		40		76
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	363	33		11		Not applicable
Class R-2	2,388	1,133		96		Not applicable
Class R-2E	230	80		12		Not applicable
Class R-3	4,322	1,330		259		Not applicable
Class R-4	3,108	1,275		373		Not applicable
Class R-5E	Not applicable	271		51		Not applicable
Class R-5	Not applicable	518		305		Not applicable
Class R-6	Not applicable	187		4,635		Not applicable
Total class-specific expenses	$105,610	$35,320		$21,059		$1,109

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $(426,000) in the fund’s statement of operations reflects $228,000 in current fees (either paid in cash or deferred) and a net decrease of $654,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended March 31, 2022, the fund engaged in such purchase and sale transactions with related funds in the amounts of $970,733,000 and $508,438,000, respectively, which generated $223,070,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended March 31, 2022.

20	New Perspective Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended March 31, 2022

Class A	$1,902,595	29,619	$4,369,040	67,979		$(3,406,432)	(53,085)	$2,865,203	44,513
Class C	96,626	1,595	112,508	1,858		(201,508)	(3,355)	7,626	98
Class T	—	—	—	—		—	—	—	—
Class F-1	98,286	1,538	126,426	1,981		(162,770)	(2,585)	61,942	934
Class F-2	2,122,727	33,395	1,318,970	20,612		(2,237,627)	(35,704)	1,204,070	18,303
Class F-3	1,252,303	19,642	818,463	12,737		(1,124,293)	(17,801)	946,473	14,578
Class 529-A	161,180	2,537	237,893	3,757		(208,075)	(3,270)	190,998	3,024
Class 529-C	9,493	157	8,087	134		(23,511)	(387)	(5,931)	(96)
Class 529-E	4,662	74	7,507	120		(9,651)	(155)	2,518	39
Class 529-T	—	—	2	—	[2]	—	—	2	— [2]
Class 529-F-1	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-2	30,360	471	19,021	296		(17,644)	(272)	31,737	495
Class 529-F-3	—	—	1	—	[2]	—	—	1	— [2]
Class R-1	3,681	62	5,200	87		(11,240)	(187)	(2,359)	(38)
Class R-2	49,806	823	45,012	743		(96,728)	(1,569)	(1,910)	(3)
Class R-2E	8,909	142	5,132	82		(12,219)	(191)	1,822	33
Class R-3	139,513	2,219	118,561	1,899		(239,871)	(3,827)	18,203	291
Class R-4	139,279	2,190	174,708	2,765		(283,582)	(4,453)	30,405	502
Class R-5E	62,909	989	25,086	394		(114,321)	(1,741)	(26,326)	(358)
Class R-5	132,443	2,029	147,451	2,297		(208,999)	(3,254)	70,895	1,072
Class R-6	2,106,451	33,611	2,237,982	34,800		(2,719,152)	(43,476)	1,625,281	24,935
Total net increase (decrease)	$8,321,223	131,093	$9,777,051	152,541		$(11,077,623)	(175,312)	$7,020,651	108,322

See end of table for footnotes.

New Perspective Fund	21

	Sales[1]			Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended September 30, 2021

Class A	$4,845,776	76,906		$2,301,515		38,571		$(5,942,231)	(94,739)	$1,205,060	20,738
Class C	251,881	4,221		64,349		1,135		(383,023)	(6,403)	(66,793)	(1,047)
Class T	—	—		—		—		—	—	—	—
Class F-1	249,033	4,016		81,101		1,369		(707,223)	(11,178)	(377,089)	(5,793)
Class F-2	4,616,699	73,686		661,320		11,128		(3,709,773)	(59,072)	1,568,246	25,742
Class F-3	2,921,159	46,248		389,189		6,523		(1,789,777)	(28,326)	1,520,571	24,445
Class 529-A	339,337	5,466		125,801		2,138		(423,235)	(6,770)	41,903	834
Class 529-C	23,765	400		5,289		94		(53,029)	(890)	(23,975)	(396)
Class 529-E	10,888	178		4,187		72		(18,466)	(296)	(3,391)	(46)
Class 529-T	—	—		1		—	[2]	—	—	1	— [2]
Class 529-F-1	4,541	84		—	[2]	—	[2]	(178,950)	(3,473)	(174,409)	(3,389)
Class 529-F-2[3]	233,643	4,270		8,992		151		(33,214)	(519)	209,421	3,902
Class 529-F-3[3]	10	—	[2]	1		—	[2]	—	—	11	— [2]
Class R-1	11,249	189		3,145		56		(22,051)	(376)	(7,657)	(131)
Class R-2	119,789	2,012		26,201		462		(181,942)	(3,080)	(35,952)	(606)
Class R-2E	18,381	307		3,155		54		(27,498)	(447)	(5,962)	(86)
Class R-3	297,140	4,899		71,343		1,228		(521,635)	(8,550)	(153,152)	(2,423)
Class R-4	325,662	5,323		99,826		1,699		(563,478)	(9,186)	(137,990)	(2,164)
Class R-5E	137,241	2,259		12,269		207		(71,770)	(1,154)	77,740	1,312
Class R-5	255,199	4,090		83,756		1,405		(435,743)	(6,986)	(96,788)	(1,491)
Class R-6	5,727,091	90,738		1,260,974		21,122		(8,444,938)	(134,015)	(1,456,873)	(22,155)
Total net increase (decrease)	$20,388,484	325,292		$5,202,414		87,414		$(23,507,976)	(375,460)	$2,082,922	37,246

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $13,530,965,000 and $17,299,208,000, respectively, during the six months ended March 31, 2022.

22	New Perspective Fund

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
3/31/2022[5,6]	$66.78	$.08	$(2.46)	$(2.38)	$(.22)	$(4.43)	$(4.65)	$59.75	(4.05)%[7]	$60,515		.71%[8]		.71%[8]		.26%[8]
9/30/2021	53.81	.32	15.15	15.47	(.08)	(2.42)	(2.50)	66.78	29.31	64,660		.72		.72		.50
9/30/2020	44.52	.27	10.76	11.03	(.48)	(1.26)	(1.74)	53.81	25.33	50,986		.75		.75		.57
9/30/2019	46.89	.37	.12	.49	(.45)	(2.41)	(2.86)	44.52	2.55	42,567		.75		.75		.85
9/30/2018	43.54	.38	5.34	5.72	(.19)	(2.18)	(2.37)	46.89	13.48	43,958		.74		.74		.85
9/30/2017	37.41	.39	7.11	7.50	(.29)	(1.08)	(1.37)	43.54	20.87	40,527		.75		.75		.98
Class C:
3/31/2022[5,6]	63.06	(.15)	(2.31)	(2.46)	—	(4.43)	(4.43)	56.17	(4.40)[7]	1,476		1.46	[8]	1.46	[8]	(.49)[8]
9/30/2021	51.23	(.15)	14.40	14.25	—	(2.42)	(2.42)	63.06	28.36	1,651		1.47		1.47		(.25)
9/30/2020	42.46	(.08)	10.25	10.17	(.14)	(1.26)	(1.40)	51.23	24.39	1,395		1.49		1.49		(.18)
9/30/2019	44.80	.03	.14	.17	(.10)	(2.41)	(2.51)	42.46	1.76	1,442		1.52		1.52		.07
9/30/2018	41.82	.02	5.14	5.16	—	(2.18)	(2.18)	44.80	12.62	1,576		1.53		1.53		.06
9/30/2017	35.98	.07	6.85	6.92	—	(1.08)	(1.08)	41.82	19.88	1,448		1.55		1.55		.18
Class T:
3/31/2022[5,6]	66.82	.16	(2.46)	(2.30)	(.37)	(4.43)	(4.80)	59.72	(3.93)[7,9]	—	[10]	.47	[8,9]	.47	[8,9]	.49	[8,9]
9/30/2021	53.83	.46	15.15	15.61	(.20)	(2.42)	(2.62)	66.82	29.60 [9]	—	[10]	.50	[9]	.50	[9]	.73	[9]
9/30/2020	44.53	.38	10.76	11.14	(.58)	(1.26)	(1.84)	53.83	25.62 [9]	—	[10]	.50	[9]	.50	[9]	.82	[9]
9/30/2019	46.91	.46	.11	.57	(.54)	(2.41)	(2.95)	44.53	2.80 [9]	—	[10]	.53	[9]	.53	[9]	1.07	[9]
9/30/2018	43.57	.47	5.34	5.81	(.29)	(2.18)	(2.47)	46.91	13.71 [9]	—	[10]	.53	[9]	.53	[9]	1.04	[9]
9/30/2017[5,11]	38.61	.27	4.69	4.96	—	—	—	43.57	12.85 [7,9]	—	[10]	.27	[7,9]	.27	[7,9]	.64	[7,9]
Class F-1:
3/31/2022[5,6]	66.29	.06	(2.44)	(2.38)	(.17)	(4.43)	(4.60)	59.31	(4.08)[7]	1,714		.77	[8]	.77	[8]	.19	[8]
9/30/2021	53.43	.27	15.06	15.33	(.05)	(2.42)	(2.47)	66.29	29.24	1,854		.78		.78		.43
9/30/2020	44.21	.24	10.69	10.93	(.45)	(1.26)	(1.71)	53.43	25.27	1,804		.79		.79		.52
9/30/2019	46.57	.33	.12	.45	(.40)	(2.41)	(2.81)	44.21	2.47	1,677		.82		.82		.78
9/30/2018	43.26	.36	5.30	5.66	(.17)	(2.18)	(2.35)	46.57	13.40	1,795		.81		.81		.79
9/30/2017	37.19	.35	7.07	7.42	(.27)	(1.08)	(1.35)	43.26	20.76	1,717		.83		.83		.91
Class F-2:
3/31/2022[5,6]	66.61	.15	(2.45)	(2.30)	(.36)	(4.43)	(4.79)	59.52	(3.96)[7]	18,166		.51	[8]	.51	[8]	.46	[8]
9/30/2021	53.67	.45	15.10	15.55	(.19)	(2.42)	(2.61)	66.61	29.60	19,110		.51		.51		.72
9/30/2020	44.40	.38	10.73	11.11	(.58)	(1.26)	(1.84)	53.67	25.61	14,016		.53		.53		.80
9/30/2019	46.81	.46	.09	.55	(.55)	(2.41)	(2.96)	44.40	2.74	10,234		.54		.54		1.07
9/30/2018	43.47	.47	5.33	5.80	(.28)	(2.18)	(2.46)	46.81	13.71	8,560		.54		.54		1.05
9/30/2017	37.38	.47	7.08	7.55	(.38)	(1.08)	(1.46)	43.47	21.09	5,611		.55		.55		1.19
Class F-3:
3/31/2022[5,6]	66.93	.18	(2.45)	(2.27)	(.43)	(4.43)	(4.86)	59.80	(3.90)[7]	10,968		.41	[8]	.41	[8]	.57	[8]
9/30/2021	53.90	.53	15.16	15.69	(.24)	(2.42)	(2.66)	66.93	29.72	11,301		.41		.41		.83
9/30/2020	44.58	.43	10.77	11.20	(.62)	(1.26)	(1.88)	53.90	25.74	7,784		.42		.42		.91
9/30/2019	46.98	.51	.08	.59	(.58)	(2.41)	(2.99)	44.58	2.85	5,324		.44		.44		1.18
9/30/2018	43.63	.52	5.34	5.86	(.33)	(2.18)	(2.51)	46.98	13.81	4,260		.45		.45		1.16
9/30/2017[5,12]	37.16	.36	6.11	6.47	—	—	—	43.63	17.41 [7]	2,478		.45	[8]	.45	[8]	1.27	[8]
Class 529-A:
3/31/2022[5,6]	65.84	.07	(2.42)	(2.35)	(.20)	(4.43)	(4.63)	58.86	(4.07)[7]	3,216		.74	[8]	.74	[8]	.23	[8]
9/30/2021	53.09	.29	14.94	15.23	(.06)	(2.42)	(2.48)	65.84	29.26	3,398		.76		.76		.46
9/30/2020	43.94	.25	10.61	10.86	(.45)	(1.26)	(1.71)	53.09	25.27	2,696		.79		.79		.53
9/30/2019	46.31	.33	.12	.45	(.41)	(2.41)	(2.82)	43.94	2.47	2,163		.82		.82		.78
9/30/2018	43.05	.35	5.27	5.62	(.18)	(2.18)	(2.36)	46.31	13.41	2,227		.82		.82		.78
9/30/2017	37.01	.35	7.03	7.38	(.26)	(1.08)	(1.34)	43.05	20.76	1,893		.82		.82		.91

See end of table for footnotes.

New Perspective Fund	23

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
3/31/2022[5,6]	$62.88	$(.17)	$(2.29)	$(2.46)	$—	$(4.43)	$(4.43)	$55.99	(4.44)%[7]		$103		1.51%[8]		1.51%[8]		(.55)%[8]
9/30/2021	51.12	(.18)	14.36	14.18	—	(2.42)	(2.42)	62.88	28.30		121		1.52		1.52		(.30)
9/30/2020	42.35	(.11)	10.24	10.13	(.10)	(1.26)	(1.36)	51.12	24.35		119		1.54		1.54		(.24)
9/30/2019	44.66	.01	.15	.16	(.06)	(2.41)	(2.47)	42.35	1.71		240		1.57		1.57		.02
9/30/2018	41.72	(.01)	5.13	5.12	—	(2.18)	(2.18)	44.66	12.54		286		1.58		1.58		(.03)
9/30/2017	35.92	.05	6.83	6.88	—	(1.08)	(1.08)	41.72	19.80		393		1.60		1.60		.13
Class 529-E:
3/31/2022[5,6]	64.94	(.01)	(2.38)	(2.39)	(.04)	(4.43)	(4.47)	58.08	(4.17)[7]		101		.99	[8]	.99	[8]	(.02)[8]
9/30/2021	52.46	.14	14.76	14.90	—	(2.42)	(2.42)	64.94	28.94		110		1.00		1.00		.23
9/30/2020	43.44	.14	10.49	10.63	(.35)	(1.26)	(1.61)	52.46	24.99		91		1.01		1.01		.30
9/30/2019	45.79	.23	.14	.37	(.31)	(2.41)	(2.72)	43.44	2.24		82		1.04		1.04		.55
9/30/2018	42.58	.24	5.22	5.46	(.07)	(2.18)	(2.25)	45.79	13.15		89		1.05		1.05		.55
9/30/2017	36.62	.26	6.96	7.22	(.18)	(1.08)	(1.26)	42.58	20.47		84		1.06		1.06		.67
Class 529-T:
3/31/2022[5,6]	66.78	.14	(2.45)	(2.31)	(.34)	(4.43)	(4.77)	59.70	(3.95)[7,9]		—	[10]	.53	[8,9]	.53	[8,9]	.45	[8,9]
9/30/2021	53.80	.43	15.14	15.57	(.17)	(2.42)	(2.59)	66.78	29.53	[9]	—	[10]	.55	[9]	.55	[9]	.68	[9]
9/30/2020	44.51	.36	10.75	11.11	(.56)	(1.26)	(1.82)	53.80	25.55	[9]	—	[10]	.56	[9]	.56	[9]	.77	[9]
9/30/2019	46.89	.44	.11	.55	(.52)	(2.41)	(2.93)	44.51	2.73	[9]	—	[10]	.57	[9]	.57	[9]	1.03	[9]
9/30/2018	43.56	.45	5.34	5.79	(.28)	(2.18)	(2.46)	46.89	13.65	[9]	—	[10]	.59	[9]	.59	[9]	.99	[9]
9/30/2017[5,11]	38.61	.26	4.69	4.95	—	—	—	43.56	12.82	[7,9]	—	[10]	.29	[7,9]	.29	[7,9]	.62	[7,9]
Class 529-F-1:
3/31/2022[5,6]	65.65	.12	(2.41)	(2.29)	(.32)	(4.43)	(4.75)	58.61	(4.00)[7,9]		—	[10]	.59	[8,9]	.59	[8,9]	.39	[8,9]
9/30/2021	52.99	(.02)	15.34	15.32	(.24)	(2.42)	(2.66)	65.65	29.51	[9]	—	[10]	.51	[9]	.51	[9]	(.04)[9]
9/30/2020	43.86	.35	10.60	10.95	(.56)	(1.26)	(1.82)	52.99	25.55		180		.56		.56		.76
9/30/2019	46.28	.43	.09	.52	(.53)	(2.41)	(2.94)	43.86	2.72		142		.59		.59		1.03
9/30/2018	43.00	.45	5.27	5.72	(.26)	(2.18)	(2.44)	46.28	13.67		119		.59		.59		1.00
9/30/2017	36.98	.44	7.01	7.45	(.35)	(1.08)	(1.43)	43.00	21.02		97		.61		.61		1.13
Class 529-F-2:
3/31/2022[5,6]	66.78	.15	(2.45)	(2.30)	(.35)	(4.43)	(4.78)	59.70	(3.95)[7]		262		.51	[8]	.51	[8]	.47	[8]
9/30/2021[5,13]	52.26	.44	16.68	17.12	(.18)	(2.42)	(2.60)	66.78	33.39	[7]	260		.54	[8]	.54	[8]	.75	[8]
Class 529-F-3:
3/31/2022[5,6]	66.74	.16	(2.45)	(2.29)	(.39)	(4.43)	(4.82)	59.63	(3.92)[7]		—	[10]	.46	[8]	.46	[8]	.51	[8]
9/30/2021[5,13]	52.26	.48	16.67	17.15	(.25)	(2.42)	(2.67)	66.74	33.44	[7]	—	[10]	.52	[8]	.47	[8]	.82	[8]
Class R-1:
3/31/2022[5,6]	62.49	(.16)	(2.28)	(2.44)	—	(4.43)	(4.43)	55.62	(4.41)[7]		66		1.49	[8]	1.49	[8]	(.52)[8]
9/30/2021	50.81	(.17)	14.27	14.10	—	(2.42)	(2.42)	62.49	28.29		77		1.50		1.50		(.28)
9/30/2020	42.09	(.09)	10.17	10.08	(.10)	(1.26)	(1.36)	50.81	24.38		69		1.52		1.52		(.21)
9/30/2019	44.41	.02	.15	.17	(.08)	(2.41)	(2.49)	42.09	1.73		71		1.54		1.54		.05
9/30/2018	41.49	.02	5.08	5.10	—	(2.18)	(2.18)	44.41	12.59		88		1.54		1.54		.04
9/30/2017	35.70	.07	6.80	6.87	—	(1.08)	(1.08)	41.49	19.89		85		1.54		1.54		.18

See end of table for footnotes.

24	New Perspective Fund

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class R-2:
3/31/2022[5,6]	$63.12	$(.17)	$(2.31)	$(2.48)	$—	$(4.43)	$(4.43)	$56.21	(4.44)%[7]	$591	1.51%[8]		1.51%[8]		(.54)%[8]
9/30/2021	51.30	(.17)	14.41	14.24	—	(2.42)	(2.42)	63.12	28.30	663	1.50		1.50		(.28)
9/30/2020	42.52	(.09)	10.27	10.18	(.14)	(1.26)	(1.40)	51.30	24.38	571	1.52		1.52		(.20)
9/30/2019	44.85	.02	.15	.17	(.09)	(2.41)	(2.50)	42.52	1.73	518	1.54		1.54		.06
9/30/2018	41.87	.02	5.14	5.16	—	(2.18)	(2.18)	44.85	12.60	570	1.54		1.54		.05
9/30/2017	36.03	.07	6.85	6.92	— [14]	(1.08)	(1.08)	41.87	19.87	557	1.55		1.55		.18
Class R-2E:
3/31/2022[5,6]	65.16	(.08)	(2.39)	(2.47)	—	(4.43)	(4.43)	58.26	(4.29)[7]	72	1.21	[8]	1.21	[8]	(.25)[8]
9/30/2021	52.74	.01	14.83	14.84	—	(2.42)	(2.42)	65.16	28.69	79	1.21		1.21		.02
9/30/2020	43.68	.04	10.55	10.59	(.27)	(1.26)	(1.53)	52.74	24.73	68	1.23		1.23		.09
9/30/2019	46.02	.16	.13	.29	(.22)	(2.41)	(2.63)	43.68	2.05	65	1.24		1.24		.38
9/30/2018	42.85	.15	5.26	5.41	(.06)	(2.18)	(2.24)	46.02	12.92	60	1.24		1.24		.33
9/30/2017	37.01	.20	7.00	7.20	(.28)	(1.08)	(1.36)	42.85	20.26	53	1.24		1.24		.51
Class R-3:
3/31/2022[5,6]	64.83	(.03)	(2.39)	(2.42)	—	(4.43)	(4.43)	57.98	(4.22)[7]	1,600	1.06	[8]	1.06	[8]	(.09)[8]
9/30/2021	52.40	.10	14.75	14.85	—	(2.42)	(2.42)	64.83	28.88	1,770	1.06		1.06		.16
9/30/2020	43.39	.11	10.48	10.59	(.32)	(1.26)	(1.58)	52.40	24.91	1,557	1.07		1.07		.25
9/30/2019	45.73	.21	.13	.34	(.27)	(2.41)	(2.68)	43.39	2.21	1,488	1.09		1.09		.50
9/30/2018	42.52	.22	5.22	5.44	(.05)	(2.18)	(2.23)	45.73	13.09	1,728	1.09		1.09		.49
9/30/2017	36.57	.25	6.95	7.20	(.17)	(1.08)	(1.25)	42.52	20.44	1,750	1.09		1.09		.64
Class R-4:
3/31/2022[5,6]	65.70	.07	(2.42)	(2.35)	(.19)	(4.43)	(4.62)	58.73	(4.06)[7]	2,304	.76	[8]	.76	[8]	.21 [8]
9/30/2021	52.98	.29	14.92	15.21	(.07)	(2.42)	(2.49)	65.70	29.26	2,544	.76		.76		.47
9/30/2020	43.85	.25	10.60	10.85	(.46)	(1.26)	(1.72)	52.98	25.30	2,166	.77		.77		.55
9/30/2019	46.23	.34	.11	.45	(.42)	(2.41)	(2.83)	43.85	2.49	1,977	.79		.79		.81
9/30/2018	42.96	.35	5.28	5.63	(.18)	(2.18)	(2.36)	46.23	13.44	2,149	.79		.79		.80
9/30/2017	36.94	.37	7.01	7.38	(.28)	(1.08)	(1.36)	42.96	20.80	2,092	.79		.79		.95
Class R-5E:
3/31/2022[5,6]	66.28	.13	(2.43)	(2.30)	(.33)	(4.43)	(4.76)	59.22	(3.98)[7]	301	.56	[8]	.56	[8]	.40 [8]
9/30/2021	53.43	.43	15.03	15.46	(.19)	(2.42)	(2.61)	66.28	29.54	360	.55		.55		.69
9/30/2020	44.22	.36	10.68	11.04	(.57)	(1.26)	(1.83)	53.43	25.56	220	.56		.56		.76
9/30/2019	46.69	.48	.05	.53	(.59)	(2.41)	(3.00)	44.22	2.72	123	.57		.57		1.13
9/30/2018	43.40	.31	5.47	5.78	(.31)	(2.18)	(2.49)	46.69	13.68	36	.57		.57		.68
9/30/2017	37.30	.47	7.04	7.51	(.33)	(1.08)	(1.41)	43.40	20.98	2	.59		.59		1.17
Class R-5:
3/31/2022[5,6]	66.84	.17	(2.46)	(2.29)	(.39)	(4.43)	(4.82)	59.73	(3.92)[7]	1,907	.45	[8]	.45	[8]	.51 [8]
9/30/2021	53.84	.48	15.16	15.64	(.22)	(2.42)	(2.64)	66.84	29.65	2,063	.46		.46		.77
9/30/2020	44.53	.40	10.77	11.17	(.60)	(1.26)	(1.86)	53.84	25.68	1,742	.46		.46		.85
9/30/2019	46.92	.48	.10	.58	(.56)	(2.41)	(2.97)	44.53	2.82	1,606	.49		.49		1.11
9/30/2018	43.56	.50	5.34	5.84	(.30)	(2.18)	(2.48)	46.92	13.79	1,798	.49		.49		1.10
9/30/2017	37.44	.49	7.10	7.59	(.39)	(1.08)	(1.47)	43.56	21.16	1,691	.49		.49		1.24
Class R-6:
3/31/2022[5,6]	66.97	.18	(2.46)	(2.28)	(.43)	(4.43)	(4.86)	59.83	(3.91)[7]	29,141	.41	[8]	.41	[8]	.57 [8]
9/30/2021	53.94	.52	15.17	15.69	(.24)	(2.42)	(2.66)	66.97	29.71	30,946	.41		.41		.81
9/30/2020	44.61	.43	10.78	11.21	(.62)	(1.26)	(1.88)	53.94	25.74	26,119	.42		.42		.91
9/30/2019	47.00	.51	.09	.60	(.58)	(2.41)	(2.99)	44.61	2.88	19,586	.44		.44		1.18
9/30/2018	43.64	.52	5.34	5.86	(.32)	(2.18)	(2.50)	47.00	13.82	16,772	.44		.44		1.15
9/30/2017	37.51	.51	7.11	7.62	(.41)	(1.08)	(1.49)	43.64	21.22	12,727	.45		.45		1.29

See end of table for footnotes.

New Perspective Fund	25

Financial highlights (continued)

	Six months ended March 31,	Year ended September 30,
	2022[5,6,7]	2021	2020	2019	2018	2017
Portfolio turnover rate for all share classes[15]	10%	22%	26%[16]	20%	23%	28%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Amount less than $.01.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[16]	Includes the value of securities sold due to redemptions of shares in-kind. The rates would have been 25% for the year ended September 30, 2020, if the value of securities sold due to in-kind redemptions were excluded.

See notes to financial statements.

26	New Perspective Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2021, through March 31, 2022).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

New Perspective Fund	27

Expense example (continued)

	Beginning account value 10/1/2021	Ending account value 3/31/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$959.53	$3.47	.71%
Class A – assumed 5% return	1,000.00	1,021.39	3.58	.71
Class C – actual return	1,000.00	955.96	7.12	1.46
Class C – assumed 5% return	1,000.00	1,017.65	7.34	1.46
Class T – actual return	1,000.00	960.66	2.30	.47
Class T – assumed 5% return	1,000.00	1,022.59	2.37	.47
Class F-1 – actual return	1,000.00	959.16	3.76	.77
Class F-1 – assumed 5% return	1,000.00	1,021.09	3.88	.77
Class F-2 – actual return	1,000.00	960.41	2.49	.51
Class F-2 – assumed 5% return	1,000.00	1,022.39	2.57	.51
Class F-3 – actual return	1,000.00	961.05	2.00	.41
Class F-3 – assumed 5% return	1,000.00	1,022.89	2.07	.41
Class 529-A – actual return	1,000.00	959.30	3.61	.74
Class 529-A – assumed 5% return	1,000.00	1,021.24	3.73	.74
Class 529-C – actual return	1,000.00	955.64	7.36	1.51
Class 529-C – assumed 5% return	1,000.00	1,017.40	7.59	1.51
Class 529-E – actual return	1,000.00	958.32	4.83	.99
Class 529-E – assumed 5% return	1,000.00	1,020.00	4.99	.99
Class 529-T – actual return	1,000.00	960.45	2.59	.53
Class 529-T – assumed 5% return	1,000.00	1,022.29	2.67	.53
Class 529-F-1 – actual return	1,000.00	960.03	2.88	.59
Class 529-F-1 – assumed 5% return	1,000.00	1,021.99	2.97	.59
Class 529-F-2 – actual return	1,000.00	960.45	2.49	.51
Class 529-F-2 – assumed 5% return	1,000.00	1,022.39	2.57	.51
Class 529-F-3 – actual return	1,000.00	960.76	2.25	.46
Class 529-F-3 – assumed 5% return	1,000.00	1,022.64	2.32	.46
Class R-1 – actual return	1,000.00	955.89	7.27	1.49
Class R-1 – assumed 5% return	1,000.00	1,017.50	7.49	1.49
Class R-2 – actual return	1,000.00	955.63	7.36	1.51
Class R-2 – assumed 5% return	1,000.00	1,017.40	7.59	1.51
Class R-2E – actual return	1,000.00	957.10	5.90	1.21
Class R-2E – assumed 5% return	1,000.00	1,018.90	6.09	1.21
Class R-3 – actual return	1,000.00	957.83	5.17	1.06
Class R-3 – assumed 5% return	1,000.00	1,019.65	5.34	1.06
Class R-4 – actual return	1,000.00	959.35	3.71	.76
Class R-4 – assumed 5% return	1,000.00	1,021.14	3.83	.76
Class R-5E – actual return	1,000.00	960.19	2.74	.56
Class R-5E – assumed 5% return	1,000.00	1,022.14	2.82	.56
Class R-5 – actual return	1,000.00	960.82	2.20	.45
Class R-5 – assumed 5% return	1,000.00	1,022.69	2.27	.45
Class R-6 – actual return	1,000.00	960.87	2.00	.41
Class R-6 – assumed 5% return	1,000.00	1,022.89	2.07	.41

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

28	New Perspective Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2023. The agreement was amended to add an additional advisory fee breakpoint for when the fund’s net assets exceed $144 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2021. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses were generally competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

New Perspective Fund	29

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that since 2019, CRMC has borne the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed to the fund by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

30	New Perspective Fund

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2020, through September 30, 2021. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

New Perspective Fund	31

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32	New Perspective Fund

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New Perspective Fund	33

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34	New Perspective Fund

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New Perspective Fund	35

Office of the fund

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Dechert LLP

One Bush Street, Suite 1600

San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

36	New Perspective Fund

Investors should carefully consider investment objectives, risks charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

New Perspective Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of New Perspective Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MCSI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Principal Executive Officer

Date: May 31, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Principal Executive Officer

Date: May 31, 2022

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 31, 2022